UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CAPITAL FORMATION GROUP, INC.
Address:     34 WASHINGTON STREET
             SUITE 230
             WELLESLEY HILLS, MA.  02481

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        ANDREW T LUCICH
Title:       CHIEF OPERATING OFFICER
Phone:       617-896-3656

Signature, Place, and Date of Signing:

ANDREW T LUCICH                         BOSTON, MASSACHUSETTS         10/11/01
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:          $27,472

List of Other Included Managers:
028-06643

                                                                FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER INC         COM              00184A105      424    12805 SH       OTHER      028-06643        0    12805        0
ABBOTT LABS                 COM              002824100        6      120 SH       OTHER      028-06643        0      120        0
ACM MANAGED DOLLAR INC FUND CLSD FUND        000949107       19     2498 SH       OTHER      028-06643        0     2498        0
AGILENT TECHNOLOGIES INC    COM              00846U101       25     1301 SH       OTHER      028-06643        0     1301        0
AMERICA ONLINE LATIN AMER   COM              02365B100        3     1000 SH       OTHER      028-06643        0     1000        0
AMERICAN EXPRESS CO         COM              025816109      441    15165 SH       OTHER      028-06643        0    15165        0
AMERICAN INTL GROUP INC     COM              026874107      538     6900 SH       OTHER      028-06643        0     6900        0
BANC ONE CORP               COM              06423A103      416    13210 SH       OTHER      028-06643        0    13210        0
CISCO SYS INC               COM              17275R102      234    19225 SH       OTHER      028-06643        0    19225        0
CITIGROUP INC               COM              172967101      773    18102 SH       OTHER      028-06643        0    18102        0
CLEAR CHANNEL COMMUNICATIONSCOM              184502102      235     5900 SH       OTHER      028-06643        0     5900        0
CORPERATE HIGH YIED         CLSD FUND        219914108       59     7270 SH       OTHER      028-06643        0     7270        0
CORPERATE HIGH YIED FUND II CLSD FUND        219915105       15     2093 SH       OTHER      028-06643        0     2093        0
CREDIT SUISSE INC FUND      CLSD FUND        224916106      159    30000 SH       OTHER      028-06643        0    30000        0
DARDEN RESTAURANTS INC      COM              237194105       18      700 SH       OTHER      028-06643        0      700        0
DEBT STRATEGIES FUND INC    CLSD FUND        24276Q109      311    49000 SH       OTHER      028-06643        0    49000        0
DEERE & CO                  COM              244199105      525    13950 SH       OTHER      028-06643        0    13950        0
DREYFUS STRATEGIC MUNS INC  CLSD FUND        261932107     6827   704505 SH       OTHER      028-06643        0   704505        0
DUFF & PLELPS UTIL/CORP     CLSD FUND        26432K108       37     2884 SH       OTHER      028-06643        0     2884        0
E M C CORP MASS             COM              268648102       82     6945 SH       OTHER      028-06643        0     6945        0
EMERSON ELEC CO             COM              291011104      431     9165 SH       OTHER      028-06643        0     9165        0
ENRON CORPORATION           COM              293561106      271     9970 SH       OTHER      028-06643        0     9970        0
EXXON MOBIL CORP            COM              30231G102      760    19300 SH       OTHER      028-06643        0    19300        0
GAP STORES                  COM              364760108        1      100 SH       OTHER      028-06643        0      100        0
GENERAL ELEC CO             COM              369604103      451    12136 SH       OTHER      028-06643        0    12136        0
GENERAL MLS INC             COM              370334104       64     1400 SH       OTHER      028-06643        0     1400        0
HEWLETT PACKARD CO          COM              428236103      213    13240 SH       OTHER      028-06643        0    13240        0
HOME DEPOT INC              COM              437076102      466    12150 SH       OTHER      028-06643        0    12150        0
HOUSEHOLD INTL INC          COM              441815107      477     8465 SH       OTHER      028-06643        0     8465        0
INTEL CORP                  COM              458140100      388    18970 SH       OTHER      028-06643        0    18970        0
INTERNATIONAL BUSINESS      COM              459200101      703     7620 SH       OTHER      028-06643        0     7620        0
LOWES COMPANIES             COM              548661107       25      786 SH       OTHER      028-06643        0      786        0
MANAGED HI YIELD PLUS FUND  CLSD FUND        561911108       29    29000 SH       OTHER      028-06643        0    29000        0
MARTHA STEWART LIVING       CL A             573083102        3      200 SH       OTHER      028-06643        0      200        0
MSDW HIGH YIELD FUND        CLSD FUND        61744M104      172    20000 SH       OTHER      028-06643        0    20000        0
MSDW HIGH YIELD PLUS FUND   CLSD FUND        561911108      177    29000 SH       OTHER      028-06643        0    29000        0
MSDW MUNI OPPTY FUND        CLSD FUND        61745P452       16     2000 SH       OTHER      028-06643        0     2000        0
MCDATA CORP CLASS A         COM              580031201        2      218 SH       OTHER      028-06643        0      218        0
MCDONALDS CORP              COM              580135101       38     1400 SH       OTHER      028-06643        0     1400        0
MERCK & CO INC              COM              589331107      179     2685 SH       OTHER      028-06643        0     2685        0
MICROSOFT CORP              COM              594918104        3       50 SH       OTHER      028-06643        0       50        0
MORGAN STANLEY DEAN WITTER  COM              617446448      384     8290 SH       OTHER      028-06643        0     8290        0
MUNIVEST FD INC             COM              626295109     4646   518480 SH       OTHER      028-06643        0   518480        0
NUVEEN PREM INC MUNI FUND 2 CLSD FUND        67063W102      924    63175 SH       OTHER      028-06643        0    63175        0
ORACLE CORP                 COM              68389X105      294    23350 SH       OTHER      028-06643        0    23350        0
PFIZER INC                  COM              717081103      706    17595 SH       OTHER      028-06643        0    17595        0
PROVIDIAN FINANCIAL         COM              74406A102      211    10480 SH       OTHER      028-06643        0    10480        0
QUALCOMM INC                COM              747525103      412     8670 SH       OTHER      028-06643        0     8670        0
RADIOSHACK CORP             COM              750438103      384    15850 SH       OTHER      028-06643        0    15850        0
SBC COMMUNICATIONS INC      COM              78387G103      649    13770 SH       OTHER      028-06643        0    13770        0
SPX CORPORATION             COM              784635104      559     6740 SH       OTHER      028-06643        0     6740        0
SCHLUMBERGER LTD            COM              806857108      455     9950 SH       OTHER      028-06643        0     9950        0
SEILGMAN SELECT MUNI FUND   CLSD FUND        816344105       22     2120 SH       OTHER      028-06643        0     2120        0
SPRINT CORP                 COM              852061100        3      110 SH       OTHER      028-06643        0      110        0
SUN MICROSYSTEMS INC        COM              866810104      159    19200 SH       OTHER      028-06643        0    19200        0
WALT DISNEY CO              COM              254687106        8      450 SH       OTHER      028-06643        0      450        0
UNITED PARCEL SERVICE       COM              911312106      433     8325 SH       OTHER      028-06643        0     8325        0
VERIZON COMMUNICATIONS      COM              92343V104       27      500 SH       OTHER      028-06643        0      500        0
WAL MART STORES INC         COM              931142103      753    15205 SH       OTHER      028-06643        0    15205        0
WILLIAMS-SONOMA INC         COM              969904101       36     1500 SH       OTHER      028-06643        0     1500        0
WORLDCOM INC WRLDCOM GP     COM              98157D106      318    21149 SH       OTHER      028-06643        0    21149        0
WORLDCOM INC MCI GROUP      COM              98157D304       12      769 SH       OTHER      028-06643        0      769        0
YAHOO INC                   COM              984332106       61     6899 SH       OTHER      028-06643        0     6899        0
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